Selected Statements of Comprehensive Income Data (Tables)	12 Months Ended
Dec. 31, 2019
Selected Statements Of Comprehensive Income Data [Abstract]
Schedule of information to the items of profit or loss
a.	Research and development expenses, net:

	Year ended December 31,
	2019	2018	2017

Salaries and social benefits	$8,307	$5,016	$3,795
Share-based payment	1,600	705	1,362
Subcontractors	16,752	12,695	9,617
Materials	3,700	3,610	1,677
Depreciation	1,220	195	142
Other	970	1,725	832
Less royalty bearing grants	(1,087)	(1,901)	(2,407)

Total research and development expenses, net	$31,462	$22,045	$15,018

b.	Commercial activities:

Year ended December 31,
2019

Salaries and social benefits	$1,559
Share-based payment	879
Proffesional Services	2,075
Other	179

Total commercial activities, net	$4,692

The commercial activities were established in 2019

c.	General and administrative expenses:

	Year ended December 31,
	2019	2018	2017

Salaries and social benefits	$3,488	$4,788	$1,870
Share-based payment	2,389	2,870	846
Professional services	3,833	2,802	1,467
Rent, maintenance and other expenses	1,458	1,065	269
Depreciation	923	74	20

Total general and administrative expenses	$12,091	$11,599	$4,472

d.	Finance expenses:

	Year ended December 31,
	2019	2018	2017

Revaluation of IIA liability	$2,531	$2,037	$631
Revaluation of warrants	-	17,600	-
Bank charges, interest expense and other fees	32	68	54
Interest expenses related to lease liability	758	-	-
Foreign currency translation adjustments	4	554	33

Total finance expenses	$3,325	$20,259	$718

e.	Finance income:

	Year ended December 31,
	2019	2018	2017

Interest income	$1,245	$877	$330
Revaluation of warrants	15,904	-	845
Foreign currency translation adjustments	-	165	22

Total finance income	$17,149	$1,042	$1,197